SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED USING THE BLACK-SCHOLES OPTION PRICING MODEL (Details) - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum [Member]
Exercise price	$ 0.28	$ 0.41
Expected volatility	93.00%	93.00%
Risk-free interest	1.50%	0.26%
Expected life of up to (years)	3 years 6 months	3 years 10 months 17 days
Maximum [Member]
Exercise price	$ 0.65	$ 1.81
Expected volatility	95.00%	99.00%
Risk-free interest	4.50%	0.70%
Expected life of up to (years)	4 years 6 months	4 years 5 months 4 days